Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	2,752.32
Total Transaction Valuation	19,929,892
Total Offset Amount	(0)
Net Fee	$ 2,752.32